Loans, Impaired Loans, and Allowance For Credit Losses - Summary of Gross Carrying Amounts of Loans and Credit Risk Exposures on Loan Commitments and Financial Guarantee Contracts by Internal Risk Ratings (Parenthetical) (Detail) - CAD ($)
$ in Millions
	Jan. 31, 2021	Oct. 31, 2020
Disclosure of detailed information about financial instruments [line items]
Total loans	$ 734,808	$ 743,255
Financial assets at fair value through other comprehensive income	98,290	103,285
Customers' liability under acceptances	18,760	14,941
Allowance for loan losses	7,932	8,289
Acquired credit-impaired loans [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	200	232
Allowance for loan losses	8	10
Business and government and Residential Mortgage [member]
Disclosure of detailed information about financial instruments [line items]
Trading loans at fair value	13,000	13,000
Non-trading loans at fair value	3,000	4,000
Business and government and Residential Mortgage [member] | Insured [member] | Mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	85,000	86,000
Consumer instalment and other personal [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	184,950	185,460
Loans [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value through other comprehensive income	2,000	3,000
Customers' liability under acceptances	19,000	15,000
Business and government [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	265,250	273,242
Business and government [member] | Non investment grade or lower risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	28,000	27,000
Off-balance sheet credit risks [member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	599,422	603,775
Off-balance sheet credit risks [member] | Retail exposures [member] | Personal lines of credit and credit card lines cancellable and bank's discretion [member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	317,000	321,000
Undrawn component of uncommitted credit and liquidity commitments [member] | Off-balance sheet credit risks [member] | Non retail exposures [member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	45,000	43,000
Impaired loans [member] | Business and government and Residential Mortgage [member] | With no allowance for loan losses [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	112	111
Canadian Government Insured [member] | Consumer instalment and other personal [member] | Real estate secured personal lending [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	$ 11,000	$ 12,000